FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of liabilities measured at fair value on a recurring basis
Liabilities measured at fair value on a recurring basis as of June 30, 2019 is
stated below:

	June 30, 2019
	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Liabilities:

Derivative financial liability (i)	$—	$—	$758	$758

Total liabilities measured at fair value on a recurring basis	$—	$—	$758	$758

(i)
The derivative financial liability represents the fair value of the non-conversion
compensation feature (note 14). The Company engaged an independent third-party appraiser to assist with the valuation of the feature. The Company is ultimately responsible for the fair value of the non-conversion
compensation feature recorded in the consolidated financial statements. The Company adopted the binomial model to assess the fair value of such feature as of year-end. The non-conversion
compensation feature is equal to the difference between the fair value of the whole Convertible Bond with the non-conversion
compensation feature and the whole Convertible Bond without the non-conversion
feature. The significant unobservable inputs used in the fair value measurement of the non-conversion
compensation feature includes the risk-free rate of return, expected volatility, expected life of the Convertible Bond and expected ordinary dividend yield. The changes in fair value of the non-conversion
compensation feature during fiscal year
2020
 are shown in the following table.

Fair value measurements as of June 30, 2020 using significant unobservable inputs
(Level 3)
Non-conversion compensation feature related to the Convertible Bond
Balance as at June 30, 2019	$758
Settlement	(758)

Balance as of June 30, 2020	$—

Schedule of assets measured at fair value on a nonrecurring basis
Assets measured at fair value on a nonrecurring basis as of June 30, 2019 and 2020 are stated below:

	June 30, 2019
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Retained equity interest in a former subsidiary (Hollysys Intelligent) (i)	—	—	4,110	4,110

Goodwill related to Concord reporting unit (ii)	—	—	—	—

Total assets measured at fair value on a non-recurring basis	$—	$—	$4,110	$4,110

(i)
The retained equity interest in Hollysys Intelligent was measured at fair value using the discounted cash flow method which involves significant unobservable inputs such as terminal growth rate and discount rate (note 11).

(ii)
As of June 30, 2019, the Company’s goodwill of nil was related to the acquisition of Concord Group. The Company engaged an independent third-party appraiser to assist with the valuation of the goodwill related to the Concord Group. The Company is ultimately responsible for the fair value of the goodwill recorded in the consolidated financial statements. For the purposes of step one of the goodwill impairment test, the Company adopted the income approach, in particular the discounted cash flow approach, to evaluate the fair value of the reporting unit. In applying the discounted cash flow approach, key assumptions include the amount and timing of future expected cash flows, terminal value growth rates and appropriate discount rates. For the purpose of step two of the goodwill impairment test, the Company has allocated the fair value of the reporting unit derived in step one to the assets and liabilities of the reporting unit, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the price paid to acquire the reporting unit. The Company adopted the multi-period excess earnings model to evaluate the fair value of the intangible assets of the reporting unit, which was then used to compute the implied fair value of the goodwill via a residual approach which was determined to be nil. As a result, the Company recorded a goodwill impairment charge of $11,623.

June 30, 2020
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets:
Goodwill related to Bond reporting unit (i)	—	—	—	—

Total assets measured at fair value on a non-recurring basis	$—	$—	$—	$—

(i)
As of June 30, 2020, the Company recorded a goodwill impairment charge of $35,767 and the goodwill related to the Bond Group reporting unit was impaired to nil. The Company performed the two-step quantitative goodwill impairment test with the assistance of an independent third-party appraiser and estimated the fair value of the reporting unit using a discounted cash flow approach. The Company is ultimately responsible for the fair value of the goodwill recorded in the consolidated financial statements
.